Stock-based compensation - Restricted Stock Activity (Details) (Restricted stock, USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Tecogen
Unvested Restricted Stock [Roll Forward]
Unvested, Beginning (shares)	399,070	483,317	433,317	414,106
Granted (shares)	0	0	50,000	19,211
Vested (shares)	0	0	0	0
Forfeited (shares)	(37,500)	(84,247)	0	0
Unvested, Ending (shares)	361,570	399,070	483,317	433,317
Weighted Average Grant Date Fair Value [Roll Forward]
Unvested, Beginning (usd per share)	$ 1.44	$ 1.44	$ 1.28	$ 1.24
Granted (usd per share)	$ 0	$ 0	$ 2.60	$ 2.60
Vested (usd per share)	$ 0	$ 0	$ 0	$ 0
Forfeited (usd per share)	$ 2.60	$ 1.36	$ 0	$ 0
Unvested, Ending (usd per share)	$ 1.31	$ 1.44	$ 1.44	$ 1.28
Ilois
Unvested Restricted Stock [Roll Forward]
Unvested, Beginning (shares)	510,000	560,000	360,000	360,000
Granted (shares)	0	0	200,000	0
Vested (shares)	0	0	0	0
Forfeited (shares)	(200,000)	(50,000)	0	0
Unvested, Ending (shares)	310,000	510,000	560,000	360,000
Weighted Average Grant Date Fair Value [Roll Forward]
Unvested, Beginning (usd per share)	$ 0.26	$ 0.24	$ 0.10	$ 0.10
Granted (usd per share)	$ 0	$ 0	$ 0.50	$ 0
Vested (usd per share)	$ 0	$ 0	$ 0	$ 0
Forfeited (usd per share)	$ 0.50	$ 0.10	$ 0	$ 0
Unvested, Ending (usd per share)	$ 0.10	$ 0.26	$ 0.24	$ 0.10